Post-employment benefit plans (Narrative) (Detail) SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CHF (SFr) yr	Dec. 31, 2022 USD ($) yr	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure Of Defined Benefit Plans [Table]
Total employer contributions to defined contribution plans		$ 357	$ 363	$ 343
Major plans
Disclosure Of Defined Benefit Plans [Table]
Surplus / (deficit)		$ 7,834	$ 6,358
Swiss pension plan
Disclosure Of Defined Benefit Plans [Table]
Normal retirement age | yr	65	65
Minimum age required to draw early retirement benefits | yr	58	58
Maximum retirement age starting 2019 | yr	70	70
Maximum period to restore full funding in case an underfunded situation occurs	10 years	10 years
Maximum obligation from the employer on the additional contributions required if a Swiss pension plan were to become significantly underfunded	50.00%	50.00%
Technical funding ratio	119.00%	119.00%	134.80%
Surplus / (deficit)		$ 7,848	$ 6,577
Additional employer contributions paid to employees retirement assets		209	254	235
Swiss pension plan | 2022
Disclosure Of Defined Benefit Plans [Table]
Regular employer contributions expected for the next year		480
Swiss pension plan | 2020-2022
Disclosure Of Defined Benefit Plans [Table]
Additional employer contributions paid to employees retirement assets	SFr 646	$ 698
Swiss pension plan | Maximum
Disclosure Of Defined Benefit Plans [Table]
Employer contributions on contributory base salary (as a percent)	27.50%	27.50%
Employer contributions on contributory variable compensation (as a percent)	9.00%	9.00%
Employee contributions on contributory base salary (as a percent)	13.50%	13.50%
Employee contributions on contributory variable compensation (as a percent)	9.00%	9.00%
Swiss pension plan | Minimum
Disclosure Of Defined Benefit Plans [Table]
Employer contributions on contributory base salary (as a percent)	6.50%	6.50%
Employer contributions on contributory variable compensation (as a percent)	2.80%	2.80%
Employee contributions on contributory base salary (as a percent)	2.50%	2.50%
Employee contributions on contributory variable compensation (as a percent)	0.00%	0.00%
UK pension plan
Disclosure Of Defined Benefit Plans [Table]
Normal retirement age | yr	60	60
Surplus / (deficit)		$ 321	192
Employer contributions		5
Longevity swap value		(1)	(3)
Collateral pool established for pension fund		292	337
UK pension plan | 2022
Disclosure Of Defined Benefit Plans [Table]
Employer contributions		18
US and German pension plans
Disclosure Of Defined Benefit Plans [Table]
Surplus / (deficit)		$ (335)	(411)
US Pension Plans [Member]
Disclosure Of Defined Benefit Plans [Table]
Normal retirement age | yr	65	65
US Pension Plans [Member] | 2022
Disclosure Of Defined Benefit Plans [Table]
Employer contributions		$ 11
German pension plans
Disclosure Of Defined Benefit Plans [Table]
Normal retirement age | yr	65	65
German pension plans | 2022
Disclosure Of Defined Benefit Plans [Table]
Employer contributions		$ 12
German pension plans - Larger
Disclosure Of Defined Benefit Plans [Table]
Interest rate	5.00%	5.00%
German pension plans - Smaller | before 2010
Disclosure Of Defined Benefit Plans [Table]
Interest rate	6.00%	6.00%
German pension plans - Smaller | 2010-2017
Disclosure Of Defined Benefit Plans [Table]
Interest rate	4.00%	4.00%
German pension plans - Smaller | time after 2017
Disclosure Of Defined Benefit Plans [Table]
Interest rate	0.90%	0.90%
German pension plans - New funded plan
Disclosure Of Defined Benefit Plans [Table]
Interest rate	0.00%	0.00%
UBS AG
Disclosure Of Defined Benefit Plans [Table]
Total employer contributions to defined contribution plans		$ 299	303	291
UBS AG | Major plans
Disclosure Of Defined Benefit Plans [Table]
Surplus / (deficit)		$ 4,404	$ 3,497
UBS AG | Swiss pension plan
Disclosure Of Defined Benefit Plans [Table]
Normal retirement age | yr	65	65
Minimum age required to draw early retirement benefits | yr	58	58
Maximum retirement age starting 2019 | yr	70	70
Maximum period to restore full funding in case an underfunded situation occurs	10 years	10 years
Maximum obligation from the employer on the additional contributions required if a Swiss pension plan were to become significantly underfunded	50.00%	50.00%
Technical funding ratio	119.00%	119.00%	134.80%
Surplus / (deficit)		$ 4,418	$ 3,716
Additional employer contributions paid to employees retirement assets		126	152	$ 143
UBS AG | Swiss pension plan | 2022
Disclosure Of Defined Benefit Plans [Table]
Regular employer contributions expected for the next year		275
UBS AG | Swiss pension plan | 2020-2022
Disclosure Of Defined Benefit Plans [Table]
Additional employer contributions paid to employees retirement assets	SFr 390	$ 421
UBS AG | Swiss pension plan | Maximum
Disclosure Of Defined Benefit Plans [Table]
Employer contributions on contributory base salary (as a percent)	27.50%	27.50%
Employer contributions on contributory variable compensation (as a percent)	9.00%	9.00%
Employee contributions on contributory base salary (as a percent)	13.50%	13.50%
Employee contributions on contributory variable compensation (as a percent)	9.00%	9.00%
UBS AG | Swiss pension plan | Minimum
Disclosure Of Defined Benefit Plans [Table]
Employer contributions on contributory base salary (as a percent)	6.50%	6.50%
Employer contributions on contributory variable compensation (as a percent)	2.80%	2.80%
Employee contributions on contributory base salary (as a percent)	2.50%	2.50%
Employee contributions on contributory variable compensation (as a percent)	0.00%	0.00%
UBS AG | UK pension plan
Disclosure Of Defined Benefit Plans [Table]
Normal retirement age | yr	60	60
Surplus / (deficit)		$ 321	192
Employer contributions		5
Longevity swap value		(1)	(3)
Collateral pool established for pension fund		292	337
UBS AG | UK pension plan | 2022
Disclosure Of Defined Benefit Plans [Table]
Employer contributions		18
UBS AG | US and German pension plans
Disclosure Of Defined Benefit Plans [Table]
Surplus / (deficit)		$ (335)	$ (411)
UBS AG | US Pension Plans [Member]
Disclosure Of Defined Benefit Plans [Table]
Normal retirement age | yr	65	65
UBS AG | US Pension Plans [Member] | 2022
Disclosure Of Defined Benefit Plans [Table]
Employer contributions		$ 11
UBS AG | German pension plans
Disclosure Of Defined Benefit Plans [Table]
Normal retirement age | yr	65	65
UBS AG | German pension plans | 2022
Disclosure Of Defined Benefit Plans [Table]
Employer contributions		$ 12
UBS AG | German pension plans - Larger
Disclosure Of Defined Benefit Plans [Table]
Interest rate	5.00%	5.00%
UBS AG | German pension plans - Smaller | before 2010
Disclosure Of Defined Benefit Plans [Table]
Interest rate	6.00%	6.00%
UBS AG | German pension plans - Smaller | 2010-2017
Disclosure Of Defined Benefit Plans [Table]
Interest rate	4.00%	4.00%
UBS AG | German pension plans - Smaller | time after 2017
Disclosure Of Defined Benefit Plans [Table]
Interest rate	0.90%	0.90%
UBS AG | German pension plans - New funded plan
Disclosure Of Defined Benefit Plans [Table]
Interest rate	0.00%	0.00%